Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Related Party Transactions

Note 17 — Related Party Transactions

During the normal course of business, Orange Grove may purchase used vehicles from the Company as well as sell off-lease vehicles through the Company. These transactions were immaterial prior to the consolidation of Orange Grove, and the transactions were handled as any other third party with terms the same as other customers. Subsequent to the Company becoming sole member of Orange Grove on September 13, 2018, such sales have been eliminated in consolidation.

Prior to becoming the sole member of Orange Grove and as part of the arrangement with the previous majority owner, Orange Grove paid a management fee to the Company and reimbursed the Company for the salaries and expenses of the employees dedicated to the business of the fleet vehicle joint venture. For the year ended December 31, 2018, management fee income received from Orange Grove was approximately $127, and expense reimbursements totaled approximately $250. The management fee and expense reimbursement ceased when the Company became the sole member of Orange Grove.

The Company incurs monthly management fees of $21 payable to a major shareholder, or approximately $250 per year, payable to the major shareholder, of which $331 and $250 is accrued as of December 31, 2020 and 2019, respectively. The management fee expenses are reflected as Management fee expense — related party on the accompanying consolidated statements of operations.

The Company has a payable to the major shareholder totaling approximately $5,100 and $3,100 as of December 31, 2020 and 2019, respectively, which is included in Accrued expenses — related party on the accompanying consolidated balance sheets.

Subsequent to year end December 31, 2020, and as a result of the Merger, the monthly management fees incurred and payable amount due to the major shareholder were settled and the agreement was terminated. See Note 24—Subsequent Events for additional detail.